Exhibit 99.1

Hyundai Auto Receivables Trust 2021-A
Monthly Servicing Report

Collection Period						March 2024
Distribution Date						04/15/24
Transaction Month						36
30/360 Days						30
Actual/360 Days						31

I. ORIGINAL DEAL PARAMETERS
Cut off Date:		March 15, 2021
Closing Date:		April 28, 2021

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,352,165,787.16	57,550	3.40%	58.27
Original Adj. Pool Balance:		$1,320,711,895.23

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$257,000,000.00	19.007%	0.12622%		May 16, 2022
Class A-2 Notes	Fixed	$421,100,000.00	31.143%	0.23000%		February 15, 2024
Class A-3 Notes	Fixed	$421,100,000.00	31.143%	0.38000%		September 15, 2025
Class A-4 Notes	Fixed	$125,090,000.00	9.251%	0.62000%		May 17, 2027
Class B Notes	Fixed	$23,780,000.00	1.759%	1.09000%		May 17, 2027
Class C Notes	Fixed	$39,620,000.00	2.930%	1.33000%		November 15, 2027
Total Securities		$1,287,690,000.00	95.232%

Overcollateralization		$33,021,895.23	2.442%
YSOA		$31,453,891.93	2.326%
Total Original Pool Balance		$1,352,165,787.16	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION
		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$-	-	$-	-	$-
Class A-2 Notes		$-	-	$-	-	$-
Class A-3 Notes		$66,401,441.72	0.1576857	$48,085,126.99	0.1141893	$18,316,314.73
Class A-4 Notes		$125,090,000.00	1.0000000	$125,090,000.00	1.0000000	$-
Class B Notes		$23,780,000.00	1.0000000	$23,780,000.00	1.0000000	$-
Class C Notes		$39,620,000.00	1.0000000	$39,620,000.00	1.0000000	$-
Total Securities		$254,891,441.72	0.1979447	$236,575,126.99	0.1837206	$18,316,314.73

Weighted Avg. Coupon (WAC)		3.37%		3.38%
Weighted Avg. Remaining Maturity (WARM)		25.23		24.35
Pool Receivables Balance		$299,133,322.33		$280,423,192.60
Remaining Number of Receivables		31,681		30,997

Adjusted Pool Balance		$294,512,798.58		$276,196,483.85

III. COLLECTIONS
Principal:
Principal Collections						$18,362,061.93
Repurchased Contract Proceeds Related to Principal						$-
Recoveries/Liquidation Proceeds						$266,381.27
Total Principal Collections						$18,628,443.20

Interest:
Interest Collections						$824,143.23
Late Fees & Other Charges						$37,428.24
Interest on Repurchase Principal						$-
Total Interest Collections						$861,571.47

Collection Account Interest						$78,549.20
Reserve Account Interest						$14,550.22
Servicer Advances						$-

Total Collections						$19,583,114.09

Hyundai Auto Receivables Trust 2021-A
Monthly Servicing Report

Collection Period	March 2024
Distribution Date	04/15/24
Transaction Month	36
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS
Total Collections					$19,583,114.09
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$19,583,114.09
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$249,277.77	$-	$249,277.77	249,277.77
Collection Account Interest					$78,549.20
Late Fees & Other Charges					$37,428.24
Total due to Servicer					$365,255.21

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$21,027.12		$21,027.12
Class A-4 Notes		$64,629.83		$64,629.83

Total Class A interest:		$85,656.95		$85,656.95	85,656.95

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$21,600.17		$21,600.17	21,600.17

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$43,912.17		$43,912.17	43,912.17

Available Funds Remaining:					$19,066,689.59

7. Regular Principal Distribution Amount:					18,316,314.73

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,316,314.73
Class A-4 Notes				$-
Class A Notes Total:		$18,316,314.73		$18,316,314.73
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$18,316,314.73		$18,316,314.73

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					750,374.86

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)
Beginning Period Required Amount					$4,620,523.75
Beginning Period Amount					$4,620,523.75
Current Period Amortization					$393,815.00
Ending Period Required Amount					$4,226,708.75
Ending Period Amount					$4,226,708.75
Next Distribution Date Required Amount					$3,852,996.82

Hyundai Auto Receivables Trust 2021-A
Monthly Servicing Report

Collection Period	March 2024
Distribution Date	04/15/24
Transaction Month	36
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT
Reserve Percentage of Initial Adjusted Pool Balance					0.25%
Beginning Period Required Amount					$3,301,779.74
Beginning Period Amount					$3,301,779.74
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.25% of APB of cut-off date)					$3,301,779.74
Ending Period Amount					$3,301,779.74

VII. OVERCOLLATERALIZATION
Overcollateralization Target	3.00%
Overcollateralization Floor	3.00%
			Beginning	Ending	Target
Overcollateralization Amount			$39,621,356.86	$39,621,356.86	$39,621,356.86
Overcollateralization as a % of Original Adjusted Pool			3.00%	3.00%	3.00%
Overcollateralization as a % of Current Adjusted Pool			13.45%	14.35%	14.35%

VIII. DELINQUENCY AND NET LOSS ACTIVITY
Delinquent Receivables		Units Percent	Units	Dollars Percent	Amount
Current		98.52%	30,538	97.88%	$274,474,298.38
30 - 60 Days		1.16%	360	1.65%	$4,616,790.74
61 - 90 Days		0.24%	74	0.35%	$993,656.72
91-120 Days		0.08%	24	0.12%	$330,702.21
121 + Days		0.00%	1	0.00%	$7,744.55
Total			30,997		$280,423,192.60

Delinquent Receivables 30+ Days Past Due
Current Period		1.48%	459	2.12%	$5,948,894.22
1st Preceding Collection Period		1.47%	465	2.05%	$6,122,609.49
2nd Preceding Collection Period		1.75%	566	2.36%	$7,480,764.72
3rd Preceding Collection Period		1.77%	584	2.39%	$8,057,644.38
Four-Month Average		1.62%		2.23%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance				0.48%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)				No

Repossession in Current Period			18		$285,767.11
Repossession Inventory			32		$478,189.25

Current Charge-Offs
Gross Principal of Charge-Offs					$348,067.80
Recoveries					$(266,381.27)
Net Loss					$81,686.53

Ratio of Current Net Loss to Beginning Pool Balance (annualized)					0.33%

Average Pool Balance for Current Period					$289,778,257.47

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period					0.34%
1st Preceding Collection Period					0.44%
2nd Preceding Collection Period					0.17%
3rd Preceding Collection Period					0.07%
Four-Month Average					0.26%

Cumulative Charge-Offs			Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs			29	1,206	$19,567,248.29
Recoveries			25	947	$(10,921,339.20)
Net Loss					$8,645,909.09
Cumulative Net Loss as a % of Initial Pool Balance					0.64%

Net Loss for Receivables that have experienced a Net Loss *			23	958	$8,701,252.38
Average Net Loss for Receivables that have experienced a Net Loss					$9,082.73

Principal Balance of Extensions					$769,437.87
Number of Extensions					59

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

Hyundai Auto Receivables Trust 2021-A
Monthly Servicing Report

Collection Period	March 2024
Distribution Date	04/15/24
Transaction Month	36
30/360 Days	30
Actual/360 Days	31

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.